LEASES (Details 1) $ in Thousands	Dec. 31, 2021 USD ($)
Statement [Line Items]
Total Undiscounted Cash Flows	$ 1,515
Less: Present Value Discount	(195)
Total Lease Liabilities	1,320
2022
Statement [Line Items]
Total Undiscounted Cash Flows	519
2023
Statement [Line Items]
Total Undiscounted Cash Flows	468
2024
Statement [Line Items]
Total Undiscounted Cash Flows	329
2025
Statement [Line Items]
Total Undiscounted Cash Flows	115
2026
Statement [Line Items]
Total Undiscounted Cash Flows	84
Thereafter
Statement [Line Items]
Total Undiscounted Cash Flows	$ 0